Consolidated Balance Sheets Parenthetical - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares, Issued	11,540,746	10,472,079
Common Stock, Shares, Outstanding	11,540,746	10,472,079